Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Other Intangible Assets disclosure
Goodwill and Other Intangible Assets disclosure [Text Block]

6.                       GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table presents the carrying amount of the Company’s goodwill by segment.  Each reportable segment includes goodwill associated with the Company’s international business which is subject to the impact of changes in foreign currency exchange rates.

(at December 31, in millions)	2016	2015
Business Insurance	$2,227	$2,225
Bond & Specialty Insurance	549	549
Personal Insurance	778	773
Other	26	26
Total	$3,580	$3,573

Other Intangible Assets

The following tables present a summary of the Company’s other intangible assets by major asset class:

(at December 31, 2016, in millions)	Gross Carrying Amount	Accumulated Amortization	Net
Subject to amortization (1)	$210	$159	$51
Not subject to amortization	217	—	217
Total	$427	$159	$268

(at December 31, 2015, in millions)	Gross Carrying Amount	Accumulated Amortization	Net
Subject to amortization (1)	$210	$148	$62
Not subject to amortization	217	—	217
Total	$427	$148	$279

(1)     Intangible assets subject to amortization are comprised of fair value adjustments on claims and claim adjustment expense reserves, reinsurance recoverables and other contract and customer-related intangibles.  Fair value adjustments recorded in connection with insurance acquisitions were based on management’s estimate of nominal claims and claim adjustment expense reserves and reinsurance recoverables.  The method used calculated a risk adjustment to a risk-free discounted reserve that would, if reserves ran off as expected, produce results that yielded the assumed cost-of-capital on the capital supporting the loss reserves.  The fair value adjustments are reported as other intangible assets on the consolidated balance sheet, and the amounts measured in accordance with the acquirer’s accounting policies for insurance contracts have been reported as part of the claims and claim adjustment expense reserves and reinsurance recoverables.  The intangible assets are being recognized into income over the expected payment pattern.  Because the time value of money and the risk adjustment (cost of capital) components of the intangible assets run off at different rates, the amount recognized in income may be a net benefit in some periods and a net expense in other periods.

Amortization expense of intangible assets was $11 million, $26 million and $46 million for the years ended December 31, 2016, 2015 and 2014, respectively.  Intangible asset amortization expense is estimated to be $9 million in 2017, $8 million in 2018, $6 million in 2019, $5 million in 2020 and $5 million in 2021.